Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net
8.	Property and equipment, net

	As of December 31,
	2022		2023
Machinery equipment	NT$	106,944	NT$	113,599
Leasehold improvements		21,541		22,044
Other equipment		10,019		10,194
Subtotal	NT$	138,504	NT$	145,837
Less: accumulated depreciation		(83,628)		(97,867)
Property and equipment, net	NT$	54,876	NT$	47,970

Depreciation expenses were NT$13,966, NT$13,473 and NT$14,302 for the years ended December 31, 2021, 2022 and 2023, respectively.

No impairment charge was recorded for the years ended December 31, 2021, 2022 and 2023, respectively. NT$27,047 and NT$23,739 of property and equipment, net used as collateral for long-term bank borrowings as of December 31, 2022 and 2023 (Note 10).